UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

International Growth and Income FundSM
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 81.30%	Shares	Value (000)

CONSUMER STAPLES — 14.48%
Anheuser-Busch InBev NV1	1,502,240	$41,423
British American Tobacco PLC[1]	1,616,800	37,381
Diageo PLC[1]	2,491,300	28,088
Unilever NV, depository receipts[1]	1,416,500	27,963
Tesco PLC[1]	4,883,000	23,335
Beiersdorf AG1	406,959	18,274
Nestlé SA1	469,400	15,863
Coca-Cola Amatil Ltd.[1]	2,514,198	15,161
		207,488

TELECOMMUNICATION SERVICES — 12.49%
Telefónica 02 Czech Republic, AS1	1,500,000	29,742
Koninklijke KPN NV1	1,911,100	25,521
Telefónica, SA1	1,166,700	23,268
France Télécom SA1	1,014,800	23,045
Far EasTone Telecommunications Co., Ltd.[1]	19,692,000	20,258
América Móvil, SAB de CV, Series L (ADR)	634,000	17,169
Bell Aliant Regional Communications Income Fund	855,000	16,322
China Mobile Ltd.[1]	1,463,000	12,737
NTT DoCoMo, Inc.[1]	8,000	10,919
		178,981

INFORMATION TECHNOLOGY — 12.27%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	38,649,000	58,872
Samsung Electronics Co., Ltd.[1]	76,000	31,639
HOYA CORP.[1]	1,037,500	20,544
Mediatek Incorporation[1]	2,000,000	18,943
Nokia Corp.[1]	1,455,500	17,015
Keyence Corp.[1]	66,000	12,416
HTC Corp.[1]	720,000	8,917
SAP AG1	210,700	7,472
		175,818

ENERGY — 7.66%
TOTAL SA1	1,188,900	58,880
Royal Dutch Shell PLC, Class B1	1,000,000	21,886
Saipem SpA, Class S1	975,700	17,383
OAO Gazprom (ADR)[1]	795,600	11,688
		109,837

INDUSTRIALS — 6.83%
Schneider Electric SA1	457,635	30,341
Orkla AS1	3,789,000	26,142
Deutsche Post AG1	1,323,900	14,234
AB SKF, Class B1	1,300,200	11,225
Mitsubishi Corp.[1]	666,200	8,867
Qantas Airways Ltd.[1]	5,826,126	7,085
		97,894

FINANCIALS — 5.93%
Singapore Exchange Ltd.[1]	9,000,000	30,203
Prudential PLC[1]	4,002,300	19,257
AXA SA1	1,521,990	18,454
Unibail-Rodamco, non-registered shares[1]	86,300	12,262
ING Groep NV, depository receipts[1]	861,000	4,802
		84,978

UTILITIES — 5.58%
Hongkong Electric Holdings Ltd.[1]	5,784,000	34,332
Cia. Energética de Minas Gerais — Cemig, preferred nominative	939,900	14,076
GDF Suez[1]	362,300	12,439
CLP Holdings Ltd.[1]	1,550,000	10,651
Cheung Kong Infrastructure Holdings Ltd.[1]	2,137,000	8,549
		80,047

CONSUMER DISCRETIONARY — 4.55%
Toyota Motor Corp.[1]	889,700	28,546
Vivendi SA1	1,005,200	26,522
Cie. Générale des Établissements Michelin, Class B1	274,700	10,156
		65,224

HEALTH CARE — 4.45%
Roche Holding AG1	152,500	20,903
Bayer AG, non-registered shares[1]	400,100	19,140
Novartis AG1	425,100	16,018
Smith & Nephew PLC[1]	1,242,400	7,668
		63,729

MATERIALS — 4.16%
Syngenta AG1	80,800	16,217
BHP Billiton PLC (ADR)	394,600	15,606
Impala Platinum Holdings Ltd.[1]	918,400	15,486
L’Air Liquide SA, non-registered shares[1]	152,000	12,331
		59,640

MISCELLANEOUS — 2.90%
Other common stocks in initial period of acquisition		41,588

Total common stocks (cost: $1,227,184,000)		1,165,224

		Value
Preferred stocks — 1.40%	Shares	(000)

FINANCIALS — 1.40%
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,3]	7,345,000	5,953
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[2]	4,770,000	3,763
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3]	34,515,000	7,680
Shinsei Finance (Cayman) Ltd. 6.418% noncumulative[2,3]	8,740,000	1,606
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3]	2,355,000	1,084

Total preferred stocks (cost: $18,042,000)		20,086

	Principal amount
Bonds & notes — 7.17%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 2.05%
Brazilian Treasury Bill 0% 2010	BRL40,200	16,280
Brazil (Federal Republic of) 10.00% 2012[1]	31,000	13,163
		29,443

FINANCIALS — 1.72%
Westfield Group 5.40% 2012[2]	$5,190	4,317
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	2,690	2,082
Westfield Group 5.70% 2016[2]	6,290	4,694
Westfield Group 7.125% 2018[2]	13,515	10,575
Resona Bank, Ltd. 5.85% (undated)[2,3]	3,365	1,718
Royal Bank of Scotland Group PLC 5.00% 2014	1,881	1,189
		24,575

CONSUMER DISCRETIONARY — 1.55%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	11,335	10,718
DaimlerChrysler North America Holding Corp. 5.875% 2011	2,000	1,915
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,450	1,431
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	4,452
DaimlerChrysler North America Holding Corp. 6.50% 2013	4,040	3,664
		22,180

CONSUMER STAPLES — 1.08%
British American Tobacco International Finance PLC 8.125% 2013[2]	12,159	13,134
British American Tobacco International Finance PLC 9.50% 2018[2]	2,050	2,333
		15,467

ENERGY — 0.37%
Gaz Capital SA 7.343% 2013	100	88
Open Joint Stock Co. Gazprom 9.625% 2013	3,500	3,373
Gaz Capital SA 8.146% 2018	1,005	829
Gazprom International SA 7.201% 2020[4]	1,019	910
Gaz Capital SA 7.288% 2037	200	130
		5,330

INFORMATION TECHNOLOGY — 0.21%
NXP BV and NXP Funding LLC 3.844% 2013[3]	5,775	996
NXP BV and NXP Funding LLC 7.875% 2014	8,475	2,013
		3,009

UTILITIES — 0.19%
E.ON International Finance BV 5.80% 2018[2]	2,800	2,759

Total bonds & notes (cost: $99,640,000)		102,763

	Principal amount	Value
Short-term securities — 10.12%	(000)	(000)

Fannie Mae 0.15%–0.27% due 4/15–4/20/2009	$31,500	$31,492
Freddie Mac 0.33%–0.50% due 4/3–6/5/2009	22,100	22,091
U.S. Treasury Bills 0.16%–0.23% due 5/21–6/24/2009	21,700	21,694
Société Générale North America, Inc. 0.19%–0.30% due 4/1–4/9/2009	14,900	14,899
Unilever Capital Corp. 0.55% due 4/22/2009[2]	14,800	14,795
Wells Fargo & Co. 0.25% due 4/15/2009	13,200	13,198
JPMorgan Chase & Co. 0.25% due 4/13/2009	10,600	10,599
Calyon North America Inc. 0.50% due 4/2/2009	6,700	6,700
Lloyds Bank PLC 1.07% due 4/9/2009	4,800	4,799
Shell International Finance BV 0.40% due 4/3/2009[2]	4,700	4,700

Total short-term securities (cost: $144,968,000)		144,967

Total investment securities (cost: $1,489,834,000)		1,433,040
Other assets less liabilities		175

Net assets		$1,433,215

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,108,559,000, which represented 77.35% of the net assets of the fund.

[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $81,193,000, which represented 5.67% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$69,828
Level 2 – Other significant observable inputs	1,363,212	*
Level 3 – Significant unobservable inputs	—
Total	$1,433,040

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,095,395,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$57,675
Gross unrealized depreciation on investment securities	(116,103)
Net unrealized depreciation on investment securities	(58,428)
Cost of investment securities for federal income tax purposes	1,491,468

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-934-0509O-S19882

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 29, 2009